Financial instruments - Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Statement of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Fair Value Disclosures [Abstract]
Effective portion of cash flow hedge	$ (2,085)	$ 6,442	$ (12,890)	$ 10,087
Amortization of cash flow hedge	(1,100)	(8)	(1,108)	(16)
Amounts reclassified from AOCI	(3,028)	5,733	(6,303)	3,559
OCI attributable to shareholders of APUC	$ (6,213)	$ 12,167	$ (20,301)	$ 13,630